Document and Entity Information	9 Months Ended
Sep. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	PAYSAFE LIMITED
Entity Central Index Key	0001833835
Current Fiscal Year End Date	--12-31
Entity File Number	001-40302
Entity Address, Address Line One	2 Gresham Street
Entity Address, City or Town	London
Entity Address, Country	GB
Contact Personnel Name	Paysafe Limited
Entity Address, Postal Zip Code	EC2V 7AD